April 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Variable Portfolios, Inc.
(File Nos. 333-05173 and 811-07651)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders (“Meeting”) of ING U.S. Bond Index Portfolio (the “Portfolio”), a series of ING Variable Portfolios, Inc.

The Meeting is being held for the purpose of asking shareholders of the Fund to approve the appointment of ING Investment Management Co LLC as the sub-adviser to the Fund.

Should you have any questions, please contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman
Kristen Freeman
Counsel
ING U.S. Legal Services

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